Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Components of Accumulated Other Comprehensive Income (Loss)

The following table presents the components of accumulated other comprehensive income (loss) as of December 31, 2014, 2015 and 2016:

	Year Ended December 31, 2014			Year Ended December 31, 2015			Year Ended December 31, 2016
	US$			US$			US$
	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Beginning balance	4,556	(461)	4,095	3,354	(849)	2,505	1,486	(853)	633
Current-period change	(1,202)	(388)	(1,590)	(1,868)	(4)	(1,872)	(1,555)	(110)	(1,665)

Ending balance	3,354	(849)	2,505	1,486	(853)	633	(69)	(963)	(1,032)

Revised Previously Reported Consolidated Statements of Cash Flows

The following table reflects the adjustments made to the consolidated statements of cash flows to confirm prior period classifications under the new guidance for the periods presented:

	As Reported	Adjustment	As Adjusted
	US$	US$	US$
Year Ended December 31, 2013:
Net cash provided by operating activities	49,128	—	49,128
Net cash used in investing activities	(12,815)	89	(12,726)
Net cash used in financing activities	(29,493)	—	(29,493)

Net increase (decrease) in cash, cash equivalents, and restricted cash*	6,820	89	6,909
Effect of exchange rate changes	166	—	166
Cash, cash equivalents, and restricted cash* at beginning of year	154,734	17,775	172,509

Cash, cash equivalents, and restricted cash* at end of year	161,720	17,864	179,584

Year Ended December 31, 2014:
Net cash provided by operating activities	68,725	—	68,725
Net cash used in investing activities	(15,413)	3,817	(11,596)
Net cash used in financing activities	(19,710)	—	(19,710)

Net increase (decrease) in cash, cash equivalents, and restricted cash*	33,602	3,817	37,419
Effect of exchange rate changes	(1,111)	—	(1,111)
Cash, cash equivalents, and restricted cash* at beginning of year	161,720	17,864	179,584

Cash, cash equivalents, and restricted cash* at end of year	194,211	21,681	215,892

Year Ended December 31, 2015:
Net cash provided by operating activities	65,946	—	65,946
Net cash used in investing activities	(58,414)	(44)	(58,458)
Net cash used in financing activities	(20,271)	—	(20,271)

Net increase (decrease) in cash, cash equivalents, and restricted cash*	(12,739)	(44)	(12,783)
Effect of exchange rate changes	(953)	—	(953)
Cash, cash equivalents, and restricted cash* at beginning of year	194,211	21,681	215,892

Cash, cash equivalents, and restricted cash* at end of year	180,519	21,637	202,156

*	The restricted cash is only included in the amount of “as adjusted” item.

Reconciliation of Cash Cash Equivalents and Restricted cash

To early adopt the accounting update, the Company has amended the presentation of changes in cash and cash equivalents by explaining the changes in the total of cash, cash equivalents, and restricted cash. The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the statement of cash flows.

	As of December 31
	2013	2014	2015	2016
	US$	US$	US$	US$
Cash and cash equivalents	161,720	194,211	180,519	274,483
Restricted cash included in restricted assets-current	15,299	19,322	19,328	44,393
Restricted cash included in other assets	2,565	2,359	2,309	2,301

Total cash, cash equivalents, and restricted cash shown in the statements of cash flows	179,584	215,892	202,156	321,177